COMMITMENTS - Purchase Commitments (Details)			12 Months Ended
	May 01, 2016 facility	Nov. 12, 2013 USD ($) facility	Dec. 31, 2018 USD ($)
2020
Disclosure of Purchase Commitments [Line Items]
Minimum usage payment under contractual commitments			$ 1,700,000
2021
Disclosure of Purchase Commitments [Line Items]
Minimum usage payment under contractual commitments			1,700,000
2022
Disclosure of Purchase Commitments [Line Items]
Minimum usage payment under contractual commitments			1,700,000
2023
Disclosure of Purchase Commitments [Line Items]
Minimum usage payment under contractual commitments			1,700,000
Electricity Service Contract
Disclosure of Purchase Commitments [Line Items]
Term of contractual commitment	5 years	10 years
Number of manufacturing facilities | facility	1	1
Contractual commitment, unrecovered power supply liability			5,800,000
Contractual commitment, installation costs		$ 0
Maximum early cancellation penalty under contractual commitment			3,900,000
Electricity Service Contract | 2019
Disclosure of Purchase Commitments [Line Items]
Minimum usage payment under contractual commitments			1,700,000
Electricity Service Contract | Thereafter
Disclosure of Purchase Commitments [Line Items]
Minimum usage payment under contractual commitments			1,000,000
Utilities Contract
Disclosure of Purchase Commitments [Line Items]
Purchase commitment amount			6,400,000
Commitments to Suppliers
Disclosure of Purchase Commitments [Line Items]
Raw materials on hand owned by suppliers			$ 9,200,000
Commitments to Suppliers | Bottom of range
Disclosure of Purchase Commitments [Line Items]
Term of consignment agreement to purchase from suppliers			30 days
Term for excess storage to purchase from suppliers			30 days
Commitments to Suppliers | Top of range
Disclosure of Purchase Commitments [Line Items]
Term of consignment agreement to purchase from suppliers			60 days
Term for excess storage to purchase from suppliers			60 days
Commitments to Suppliers | Fixed-price contract
Disclosure of Purchase Commitments [Line Items]
Purchase commitment amount			$ 15,000,000
Term for shipment delays for storage fees			30 days